Consolidated Statements of Comprehensive Income - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue
License revenue	$ 0	$ 0	$ 170,369
Other income
Research material sales	119,089	191,721	84,018
Grant income	3,722,788	3,314,001	4,459,974
Net gain on foreign exchange	113,458	623,511	1,228,122
Net gain on fair value movement of warrants	0	131,896	591,070
Interest income	3,882,757	938,999	224,520
Miscellaneous	533	0	0
Total revenue and other income	7,838,625	5,200,128	6,758,073
Expenses
Research & development and intellectual property expenses	(41,546,724)	(36,257,187)	(31,341,576)
Corporate administrative expenses	(8,852,615)	(8,679,840)	(7,210,123)
Finance costs	(30,594)	(20,401)	(92,430)
Net Changes in fair value of convertible note liability	(125,317)	(139,048)	(324,736)
Loss before income tax expense	(42,716,625)	(39,896,348)	(32,210,792)
Income tax expense	0	0	(34)	[1]
Loss after income tax expense for the year	(42,716,625)	(39,896,348)	(32,210,826)
Other Comprehensive Income/(Loss)
Exchange differences on the translation of foreign operations	(1,421,191)	3,592,502	(922,327)
Other comprehensive income/(loss) for the year, net of tax	(1,421,191)	3,592,502	(922,327)
Total comprehensive income/(loss) for the year	(44,137,816)	(36,303,846)	(33,133,153)
Loss for the year is attributable to:
Owners of Immutep Limited	(42,716,625)	(39,896,348)	(32,210,826)
Total comprehensive loss for the year is attributable to:
Owners of Immutep Limited	$ (44,137,816)	$ (36,303,846)	$ (33,133,153)
Basic loss per share	$ (0.0356)	$ (0.0447)	$ (0.0379)
Diluted loss per share	$ (0.0356)	$ (0.0447)	$ (0.0379)

[1]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.